Operating expenses and other operating income	12 Months Ended
Dec. 31, 2024
Expenses by nature [abstract]
Operating expenses and other operating income	2.3. Operating expenses and other
operating income
Accounting policies
Nokia presents its income statement based on the
function of expenses as it considers this to provide more
relevant information about its financial performance.
Information about the nature of expenses is provided
in the notes. Certain items of income and expenses,
such as gains and losses from venture funds, are
presented as other operating income and expenses
as Nokia considers these items to be related to its
operating activities but not to any specific functions.
Government grants received as compensation for
expenses incurred are recognized as a reduction of
the related expenses except for certain non-recurring
grants that are recognized as other operating income.
Government grants received in the form of R&D tax
credits are recognized as a reduction of R&D expenses if
the tax credit relates to the R&D expenditures incurred
by Nokia and the tax credit is reimbursed in cash by the
government in cases where Nokia is not able to offset it
against its income tax payable. R&D tax credits that do
not meet both conditions are recognized as income
tax benefit.
Expenses by nature

EURm	2024	2023	2022
Personnel expenses	7 563	7 294	7 732
Material and customer contract related expenses	7 660	9 947	10 748
Depreciation and amortization	973	1 012	1 073
IT services	370	388	368
Impairment charges	97	24	90
Other	990	979	1 546
Total operating expenses	17 653	19 644	21 557
Operating expenses include government grant income and R&D
tax credits of EUR 160 million (EUR 160 million in 2023 and
EUR 133 million in 2022) most of which have been recognized
as a deduction against research and development expenses.
Restructuring charges by function(1)

EURm	2024	2023	2022
Cost of sales	155	153	85
Research and development expenses	135	61	37
Selling, general and administrative expenses	139	137	46
Total restructuring charges	429	351	168
(1)Restructuring charges include defined benefit plan curtailment income and expenses.